CONCENTRATION OF RISK	3 Months Ended
Oct. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

NOTE 7 — CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash held in banks. The cash balance in each financial institution in the United States is insured by the FDIC up to $250,000. As of October 31, 2024, no United States account balance exceeded $250,000. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$64,000) if the bank with which an individual/company holds its eligible deposit fails. As of October 31, 2024, a cash balance of $ 228,644 was maintained at a financial institution in Hong Kong of which approximately $158,000 was subject to credit risk. Management believes that the financial institution is of high credit quality and continually monitors its credit worthiness.

Customer concentration risk

For the three months ended October 31, 2024, two customers accounted for 56.5%, and 19.7% of the Company’s total revenues.

For the three months ended October 31, 2023, two customers accounted for 61.2% and 13.1% of the Company’s total revenues.

As of October 31, 2024 and July 31, 2024, no customer accounted for over 10% of the Company’s total accounts receivable.

Vendor concentration risk

For the year ended July 31, 2024, three vendors accounted for 59.0%, 20.6% and 1.3% of the Company’s total purchases. For the three months ended October 31, 2023, two vendors accounted for 65.9% and 13.7% of the Company’s total purchases. As of October 31, 2024 and July 31, 2024, no vendor accounted for over 10% of the Company’s total accounts payable.